Post-Employment Benefits - Details of Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Group's share of associates regarding remeasurements	₩ 0	₩ (85)	₩ 170
Related income tax	(7,065)	22,368	(14,818)
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(84,833)	47,087	(2,900)
Actuarial profit or loss arising from: Experience adjustment	(5,600)	(21,525)	66,461
Actuarial profit or loss arising from: Demographic assumptions	(12,692)	7,487	(85)
Actuarial profit or loss arising from: Financial assumptions	100,363	(128,384)	(871)
Return on plan assets	(894)	(11,781)	(870)
Group's share of associates regarding remeasurements	0	(85)	170
Subtotal	81,177	(154,288)	64,805
Related income tax	(7,065)	22,368	(14,818)
Ending balance	₩ (10,721)	₩ (84,833)	₩ 47,087